Shareholder Fees - VIPHighIncomePortfolio-InitialServiceService2PRO	Apr. 29, 2023 USD ($)
VIPHighIncomePortfolio-InitialServiceService2PRO | VIP High Income Portfolio
Shareholder Fees:
(fees paid directly from your investment)